31 Net revenues (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 52,323,525	R$ 57,999,866	R$ 49,260,594
PE/PP [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	34,287,597	37,979,148	33,105,714
Ethylene, Propylene [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	3,743,581	4,283,709	3,351,805
PVC/Caustic Soda/EDC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,692,778	3,167,390	3,066,879
Benzene, toluene and xylene [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,503,667	2,785,400	2,683,406
ETBE/Gasoline [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	2,319,253	2,928,993	2,433,360
Butadiene [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	1,609,264	2,023,465	1,819,387
Cumene [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	723,469	909,409	578,482
Naphtha, condensate and crude oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	505,804	476,311	135,165
Solvents [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	676,044	248,313	401,455
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue	R$ 3,262,068	R$ 3,197,728	R$ 1,684,941